Related Parties - Transactions and Balances (Details) - Schedule of related parties transactions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Research and development – see c and d below [Member]
Related Parties - Transactions and Balances (Details) - Schedule of related parties transactions [Line Items]
Related parties transactions	$ 355	$ 154	$ 542
General and administrative – See c, e and f below [Member]
Related Parties - Transactions and Balances (Details) - Schedule of related parties transactions [Line Items]
Related parties transactions	$ (167)	$ 5,824	$ 892